Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable

(7) Notes Payable

On November 24, 2020 the Company issued a note payable in the amount of $1,000,000; the loan bears interest at a rate of 1% per month; the maturity date on the loan is April 21, 2021; the Company has the option to extend the maturity date for seven one-month terms. As part of the terms of the loan, the note holder was issued 100,000 shares of common stock, which was recorded to interest expense over the initial five month term. The Company has exercised the option to extend the loan from April 21, 2021 to August 21, 2021 and has issued 10,000 shares to the note holder for each monthly extension.

On March 10, 2021, the Company borrowed a total of $300,000 and issued promissory notes for $100,000 to each of three related parties. The notes bear interest at a rate of 1% per month. The principal and interest thereon are payable on March 10, 2022 or upon completion of the Company’s initial public offering if earlier. In connection with these loans, each lender was issued 10,000 shares of the Company’s common stock for a total of 30,000 shares. The value of the shares has been recorded as a debt discount for $30,000 and is being amortized to interest over the one-year term of the notes.

On April 16, 2021, the Company issued a promissory note to a lender for $1,166,000, including $66,000 of interest at the rate of 8% per annum. The loan matures on the earlier of January 16, 2022 or two weeks after the Company’s initial public offering. In the event the loan matures earlier than January 16, 2022, the full amount of interest for the nine month term will be due. As additional consideration for the loan, the Company granted the lender 400,000 shares in stock warrants, each of which may be exchanged for one share common stock of the stock offered to the public in the Company’s initial public offering, at a price of 125% of the offering price of such initial public offering.  Such warrants may, be need not, be exercised by the lender for a period of three years from their issuance.

On June 25, 2021, the company issued promissory notes to two related parties for $265,958 each, including an original issue discount of $15,958. The notes each bear interest at 1% per month on the unpaid principal balance. The notes mature on the earlier of December 25, 2021 or the consummation of the Company’s initial public offering.

Maturities of debt (including related parties) as of June 30, 2021 are as follows:

2021 (July to December)	$1,585,493
2022	1,425,594
2023	35,468
2024	402,724
2025	14,307
Total	$3,463,586

(7) Notes Payable

On April 9, 2019, as part of an asset purchase agreement, the Company assumed promissory notes in the total amount of $113,281 related to the purchased assets (see note 13). These notes are secured by Company vehicles, bear interest at rates ranging from 3.75% to 7.44% and mature at various dates ranging from January 26, 2022 through December 17, 2023. During the period ending December 31, 2019, principal payments of $18,813 were made. During the year ended December 31, 2020, principal payments of $14,940 were made. As of December 31, 2020 and 2019, remaining principal balance on these notes was $94,469 and $79,529, respectively.

On November 24, 2020 the Company issued a note payable in the amount of $1,000,000; the loan bears interest at a rate of 1% per month; the maturity date on the loan is April 21, 2021; the Company has the option to extend the maturity date for seven one-month terms. As part of the terms of the loan, the note holder was issued 100,000 shares of common stock. The Company recorded a $100,000 debt discount during the twelve months ended December 31, 2020. The Company recorded amortization of debt discount on this loan of $25,000 for the twelve months ended December 31, 2020.

On December 2, 2020, the Company issued a promissory note related to the purchase of a vehicle in the amount of $62,400. The promissory note bears an interest rate of 6.8% and matures on November 2, 2025. During the period ending December 31, 2020, there were no principal payments on the note.

Maturities of long-term debt (including related parties) as of December 31, 2020 are as follows:

2021	$1,074,067
2022	184,237
2023	46,147
2024	230,000
2025	15,640
Total	$1,550,091